SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - RESTATEMENT OF THE FINANCIAL STATEMENTS, CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Details) ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Jun. 30, 2023 VND (₫)		Dec. 31, 2022 VND (₫)
RESTATEMENT OF THE FINANCIAL STATEMENTS
Additional Capital Contribution to VinFast Auto						₫ 18,189,067		₫ 15,893,667
Accumulated losses	₫ (223,965,064)	$ (9,231,865,787)	₫ (190,502,556)	[1]		(158,043,712)		(130,331,673)
Non-controlling interests	77,324,993	3,187,345,136	77,370,679	[1]		77,385,801		77,442,544
Total Shareholders' equity	₫ (81,951,768)	$ (3,378,061,336)	(65,411,715)	[1]		(61,699,279)	[1]	(36,228,506)	[1]
As previously reported
RESTATEMENT OF THE FINANCIAL STATEMENTS
Additional Capital Contribution to VinFast Auto						12,311,667		12,311,667
Accumulated losses			(184,546,025)		$ (7,732,591,343)	(153,785,023)		(127,188,455)
Non-controlling interests			77,367,365			77,379,914		77,439,373
Total Shareholders' equity			(65,968,570)			(63,323,877)		(36,670,459)
Restatement adjustments
RESTATEMENT OF THE FINANCIAL STATEMENTS
Additional Capital Contribution to VinFast Auto						5,877,400		3,582,000
Accumulated losses			(5,956,531)			(4,258,689)		(3,143,218)
Non-controlling interests			3,314			5,887		3,171
Total Shareholders' equity			₫ 556,855			₫ 1,624,598		₫ 441,953

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).